Leases	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Leases
(8)	Leases

During 2014, Hanwha Q CELLS entered into a manufacturing agreement with a supplier which provides inter alia for the use of specific equipment for the Group’s purposes. As a result, the risks and rewards of ownership are transferred to Hanwha Q CELLS. Accordingly, the payments to the supplier attributable to the assets are treated as finance lease payments in the Group’s consolidated financial statements. Lease payments include minimum lease payments plus contingent payments if the Group fails to purchase the minimum delivery volume. Total contingent payables incurred for the year ended December 31, 2014, are $5.6 million.

At December 31, 2014 and 2013, the gross amount of plant and equipment and related accumulated amortization recorded under capital leases were as follows:

	2014	2013
Plant and machinery	12.1	6.9
Less accumulated depreciation	5.4	0.8

	6.7	6.1

Depreciation of assets held under capital leases is included with depreciation expense.

The Company also has several noncancelable operating leases, primarily for office facilities, company cars, information technology, and equipment. These leases generally contain renewal options for periods ranging from three to five years and require the Company to pay all executory costs such as maintenance and insurance.

Minimum lease payments under operating leases are recognized on a straight-line basis over the term of the lease including any periods of free rent. Rental expense for operating leases (except those with lease terms of a month or less that were not renewed) during the periods ended December 31, 2014, 2013, and 2012 are $1.5 million, $0.9 million and $0.8 million, respectively.

Future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) and capital leases as of December 31, 2014 are as follows:

As of December 31, 2014	Capital leases	Operating leases
Year ending December 31:
2015	$5.8	1.6
2016	1.2	0.6
2017	—	0.4
2018	—	0.3
2019	—	0.2
Beyond 2019		0.0

Total minimum lease payments	7.0	3.1
Less amount representing interest (rates from 3.4% to 3.7%)	(0.1)
Present value of net minimum capital lease payments	6.9
Less current portion of minimum lease payments	(5.7)

Long-term obligations under capital leases less current portion	1.2